UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-2890

Fidelity Phillips Street Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2019

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Government Cash Reserves

February 28, 2019

CAS-QTLY-0419
1.814088.114

Schedule of Investments February 28, 2019 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Debt - 11.0%
	Yield(a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 11.0%
U.S. Treasury Bills
3/1/19 to 8/29/19	2.27 to 2.49 (b)%	$11,027,710	$10,965,962
U.S. Treasury Notes
3/31/19 to 4/30/20	2.42 to 2.53 (b)(c)	4,688,710	4,688,575
TOTAL U.S. TREASURY DEBT
(Cost $15,654,537)			15,654,537

U.S. Government Agency Debt - 45.3%
Federal Agencies - 45.3%
Fannie Mae
4/30/19 to 7/30/20	2.41 to 2.53 (c)(d)	1,433,820	1,433,826
Federal Farm Credit Bank
3/22/19 to 12/20/19	2.22 to 2.67 (c)(d)	258,365	258,384
Federal Home Loan Bank
3/1/19 to 8/28/20	2.31 to 2.53 (c)	61,018,587	60,931,375
9/20/19 to 10/15/19	2.40 to 2.53 (e)	907,000	906,986
Freddie Mac
3/20/19 to 8/8/19	2.38 to 2.68 (c)	381,306	381,186
9/20/19	2.53 (e)	361,000	361,000
TOTAL U.S. GOVERNMENT AGENCY DEBT
(Cost $64,272,757)			64,272,757

U.S. Government Agency Repurchase Agreement - 19.0%
	Maturity Amount (000s)	Value (000s)
In a joint trading account at 2.6% dated 2/28/19 due 3/1/19 (Collateralized by (U.S. Government Obligations) #	$11,538,651	$11,537,818
With:
Barclays Bank PLC at 2.41%, dated 2/22/19 due 3/1/19 (Collateralized by U.S. Government Obligations valued at $297,979,572, 4.00%, 10/20/48)	292,137	292,000
BMO Capital Markets Corp. at:
2.43%, dated:
2/12/19 due 3/7/19 (Collateralized by U.S. Government Obligations valued at $375,790,726, 2.50% - 6.05%, 7/15/25 - 7/20/62)	368,671	368,000
2/13/19 due 3/7/19 (Collateralized by U.S. Government Obligations valued at $186,861,593, 1.38% - 8.50%, 7/30/20 - 10/20/68)	183,432	183,000
2.44%, dated 2/14/19 due 3/7/19 (Collateralized by U.S. Government Obligations valued at $186,849,771, 2.50% - 6.05%, 7/1/21 - 10/20/68)	183,484	183,000
2.45%, dated 2/28/19 due 3/7/19 (Collateralized by U.S. Government Obligations valued at $65,284,443, 2.55% - 6.00%, 12/1/19 - 12/20/68)	64,148	64,000
BMO Harris Bank NA at:
2.43%, dated 2/21/19 due 3/7/19 (Collateralized by U.S. Government Obligations valued at $186,760,845, 0.00% - 6.50%, 9/12/19 - 2/15/49)	183,346	183,000
2.44%, dated 2/14/19 due 3/7/19 (Collateralized by U.S. Government Obligations valued at $186,849,872, 0.00% - 6.50%, 9/12/19 - 2/15/49)	183,434	183,000
BNP Paribas, SA at:
2.46%, dated:
1/10/19 due 3/7/19 (Collateralized by U.S. Treasury Obligations valued at $385,335,856, 0.00% - 6.88%, 8/15/19 - 1/20/49)	375,585	374,000
1/11/19 due 3/7/19 (Collateralized by U.S. Government Obligations valued at $382,664,912, 0.00% - 6.88%, 3/21/19 - 6/25/57)	374,606	373,000
2.47%, dated:
1/22/19 due 3/7/19 (Collateralized by U.S. Government Obligations valued at $306,534,214, 0.00% - 7.50%, 3/28/19 - 10/20/48)	300,846	299,000
2/12/19 due 3/7/19 (Collateralized by U.S. Treasury Obligations valued at $376,468,513, 0.00% - 7.13%, 4/15/19 - 2/15/49)	370,248	367,900
2.48%, dated:
2/4/19 due 3/7/19:
(Collateralized by U.S. Treasury Obligations valued at $376,630,635, 0.00% - 4.50%, 4/15/19 - 10/20/48)	369,225	367,000
(Collateralized by U.S. Government Obligations valued at $244,417,158, 0.00% - 6.88%, 3/21/19 - 12/1/48)	240,498	239,000
2/5/19 due 3/7/19 (Collateralized by U.S. Treasury Obligations valued at $376,996,266, 0.00% - 7.13%, 5/15/19 - 10/1/48)	370,307	368,000
2.49%, dated 1/18/19 due 3/7/19 (Collateralized by U.S. Government Obligations valued at $37,861,400, 0.00% - 8.13%, 6/12/19 - 6/25/57)	37,230	37,000
CIBC Bank U.S.A. at:
2.48%, dated:
1/14/19 due 3/7/19 (Collateralized by U.S. Government Obligations valued at $210,683,562, 2.75% - 5.00%, 9/15/21 - 3/1/49)	207,134	205,900
1/18/19 due 3/7/19 (Collateralized by U.S. Government Obligations valued at $189,287,293, 2.13% - 5.00%, 12/31/22 - 3/1/49)	186,147	185,000
2.49%, dated 1/16/19 due 3/7/19 (Collateralized by U.S. Government Obligations valued at $343,660,802, 2.75% - 5.00%, 9/15/21 - 3/1/49)	337,991	335,900
Citibank NA at 2.42%, dated 2/26/19 due 3/5/19:
(Collateralized by U.S. Treasury Obligations valued at $71,496,915, 0.00% - 7.88%, 3/15/19 - 2/15/46)	70,033	70,000
(Collateralized by U.S. Treasury Obligations valued at $436,279,821, 0.00% - 8.88%, 5/29/19 - 2/1/49)	427,201	427,000
Credit Suisse AG, New York at:
2.41%, dated 2/22/19 due 3/1/19 (Collateralized by U.S. Government Obligations valued at $373,642,757, 3.00% - 5.50%, 9/1/26 - 4/20/65)	365,671	365,500
2.46%, dated 2/28/19 due 3/7/19 (Collateralized by U.S. Government Obligations valued at $290,749,643, 3.20% - 5.24%, 11/15/41 - 12/20/67)	285,136	285,000
Deutsche Bank Securities, Inc. at 2.61%, dated 2/28/19 due 3/1/19 (Collateralized by Mortgage Loan Obligations valued at $251,338,221, 3.50% - 3.98%, 4/15/45 - 1/16/54)	244,018	244,000
HSBC Securities, Inc. at 2.47%, dated 2/28/19 due 3/7/19 (Collateralized by U.S. Government Obligations valued at $548,797,651, 3.50% - 4.50%, 5/1/42 - 8/1/55)	538,258	538,000
ING Financial Markets LLC at:
2.41%, dated 2/22/19 due 3/1/19 (Collateralized by U.S. Government Obligations valued at $129,600,800, 1.25% - 4.00%, 10/31/21 - 10/1/48)	127,060	127,000
2.43%, dated 2/27/19 due 3/6/19 (Collateralized by U.S. Government Obligations valued at $28,563,899, 0.00% - 4.50%, 8/15/19 - 6/1/56)	28,013	28,000
2.48%, dated 1/7/19 due 3/8/19 (Collateralized by U.S. Government Obligations valued at $192,460,204, 0.00% - 6.50%, 4/25/19 - 2/1/49)	188,777	188,000
2.49%, dated 1/11/19 due 3/20/19 (Collateralized by U.S. Government Obligations valued at $133,049,412, 0.00% - 4.00%, 4/25/19 - 10/1/48)	130,611	130,000
2.5%, dated:
2/7/19 due 5/10/19 (Collateralized by U.S. Government Obligations valued at $93,983,419, 0.00% - 4.00%, 4/25/19 - 11/1/48)	92,588	92,000
2/12/19 due 5/17/19 (Collateralized by U.S. Government Obligations valued at $186,880,412, 0.00% - 4.50%, 8/15/19 - 7/1/52)	184,195	183,000
2/22/19 due 5/31/19 (Collateralized by U.S. Government Obligations valued at $186,750,794, 1.25% - 4.50%, 10/31/21 - 2/1/49)	184,245	183,000
2.51%, dated:
12/17/18 due 3/20/19 (Collateralized by U.S. Government Obligations valued at $111,753,634, 0.00% - 5.50%, 4/25/19 - 1/1/49)	109,707	109,000
12/20/18 due 3/20/19 (Collateralized by U.S. Government Obligations valued at $262,412,673, 1.38% - 5.50%, 5/31/20 - 9/1/48)	257,606	256,000
2.52%, dated:
12/19/18 due 3/21/19 (Collateralized by U.S. Government Obligations valued at $187,600,787, 1.38% - 5.00%, 5/31/20 - 12/1/48)	184,179	183,000
1/9/19 due 4/10/19 (Collateralized by U.S. Government Obligations valued at $57,323,951, 0.00% - 5.00%, 4/25/19 - 1/20/49)	56,357	56,000
1/15/19 due 4/15/19 (Collateralized by U.S. Government Obligations valued at $57,299,967, 0.00% - 5.00%, 8/15/19 - 1/20/49)	56,353	56,000
1/18/19 due 4/18/19 (Collateralized by U.S. Government Obligations valued at $246,602,254, 0.00% - 4.50%, 8/15/19 - 10/1/48)	242,518	241,000
Merrill Lynch, Pierce, Fenner & Smith at 2.44%, dated:
1/31/19 due 3/4/19 (Collateralized by U.S. Government Obligations valued at $179,872,857, 3.73% - 4.42%, 10/25/33 - 4/20/47)	176,382	176,000
2/4/19 due 3/6/19 (Collateralized by U.S. Government Obligations valued at $482,255,774, 2.60% - 5.00%, 4/1/26 - 2/1/49)	472,960	472,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at 2.47%, dated:
2/5/19 due 4/5/19 (Collateralized by U.S. Government Obligations valued at $245,203,104, 2.37% - 4.50%, 8/1/24 - 1/1/49)	240,972	240,000
2/12/19 due:
4/12/19 (Collateralized by U.S. Government Obligations valued at $206,280,323, 2.83% - 5.00%, 6/1/27 - 2/1/49)	202,818	202,000
4/15/19 (Collateralized by U.S. Government Obligations valued at $93,949,454, 3.22% - 5.50%, 2/1/21 - 2/1/49)	92,391	92,000
2/13/19 due 4/16/19 (Collateralized by U.S. Government Obligations valued at $318,589,357, 2.43% - 5.50%, 4/1/25 - 3/1/49)	313,327	312,000
2/14/19 due 4/17/19 (Collateralized by U.S. Government Obligations valued at $262,409,786, 0.00% - 5.00%, 4/1/23 - 2/1/49)	258,093	257,000
2/20/19 due 4/22/19 (Collateralized by U.S. Government Obligations valued at $93,897,946, 2.50% - 5.50%, 4/1/25 - 2/1/49)	92,385	92,000
2/21/19 due 4/23/19 (Collateralized by U.S. Government Obligations valued at $186,762,456, 0.00% - 6.50%, 5/20/24 - 3/1/49)	183,766	183,000
2/22/19 due 4/24/19 (Collateralized by U.S. Government Obligations valued at $245,938,062, 2.50% - 5.00%, 11/1/24 - 2/1/49)	242,009	241,000
2/25/19 due 4/26/19 (Collateralized by U.S. Government Obligations valued at $185,690,948, 2.50% - 4.50%, 12/1/32 - 9/1/48)	182,749	182,000
Nomura Securities International, Inc. at:
2.41%, dated 2/22/19 due 3/1/19 (Collateralized by U.S. Government Obligations valued at $577,735,147, 0.00% - 7.63%, 10/10/19 - 2/1/49)	566,265	566,000
2.59%, dated 2/28/19 due 3/1/19 (Collateralized by U.S. Government Obligations valued at $432,636,873, 0.00% - 9.00%, 5/1/19 - 6/20/63)	424,031	424,000
RBC Capital Markets Corp. at 2.46%, dated 12/13/18 due 3/7/19 (Collateralized by U.S. Government Obligations valued at $935,256,094, 0.00% - 8.75%, 3/12/19 - 3/25/49)	914,490	908,900
RBC Financial Group at 2.47%, dated:
1/14/19 due 3/7/19 (Collateralized by U.S. Government Obligations valued at $238,570,632, 2.08% - 6.50%, 12/1/26 - 10/15/58)	234,455	233,000
1/22/19 due 3/7/19 (Collateralized by U.S. Government Obligations valued at $931,680,285, 2.35% - 7.50%, 11/1/23 - 6/1/51)	916,625	911,000
1/24/19 due 3/7/19 (Collateralized by U.S. Government Obligations valued at $169,908,784, 2.35% - 6.96%, 11/1/26 - 10/15/58)	167,025	166,000
1/28/19 due 3/7/19 (Collateralized by U.S. Government Obligations valued at $377,472,401, 2.17% - 8.00%, 7/1/26 - 10/15/58)	371,203	368,900
1/29/19 due 3/7/19 (Collateralized by U.S. Government Obligations valued at $376,563,142, 2.21% - 5.00%, 12/1/26 - 6/1/51)	370,298	368,000
Sumitomo Mitsui Trust Bank Ltd. at:
2.51%, dated 2/26/19 due 3/7/19 (Collateralized by U.S. Government Obligations valued at $121,669,599, 3.00%, 1/1/47)	119,354	119,238
2.52%, dated:
2/19/19 due 3/5/19 (Collateralized by U.S. Government Obligations valued at $169,247,053, 3.50%, 1/1/48)	165,962	165,800
3/5/19 due 3/7/19(f)	164,962	164,800
TD Securities (U.S.A.) at 2.58%, dated 2/28/19 due 3/1/19 (Collateralized by U.S. Government Obligations valued at $172,902,391, 3.50% - 4.50%, 9/1/44 - 12/1/47)	169,512	169,500
TOTAL U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENT
(Cost $26,921,156)		26,921,156

U.S. Treasury Repurchase Agreement - 26.0%
With:
Barclays Bank PLC at 2.43%, dated:
2/15/19 due 3/7/19 (Collateralized by U.S. Treasury Obligations valued at $171,141,626, 3.00%, 11/15/45)	166,314	166,000
2/25/19 due 3/7/19 (Collateralized by U.S. Treasury Obligations valued at $339,093,157, 1.38% - 2.88%, 1/31/21 - 5/15/43)	330,524	329,900
BMO Harris Bank NA at:
2.42%, dated:
2/7/19 due 3/7/19 (Collateralized by U.S. Treasury Obligations valued at $342,758,927, 2.63% - 3.88%, 2/15/20 - 8/15/40)	333,627	333,000
2/11/19 due 3/7/19 (Collateralized by U.S. Treasury Obligations valued at $340,327,255, 2.13% - 3.50%, 5/15/20 - 5/15/44)	333,527	332,900
2.43%, dated:
1/25/19 due 3/7/19 (Collateralized by U.S. Treasury Obligations valued at $102,217,976, 1.13% - 3.50%, 5/15/20 - 9/30/21)	100,325	99,900
2/4/19 due 3/4/19 (Collateralized by U.S. Treasury Obligations valued at $340,088,209, 1.38% - 3.50%, 5/15/20 - 8/15/24)	333,629	333,000
2.44%, dated:
1/30/19 due 3/7/19 (Collateralized by U.S. Treasury Obligations valued at $171,100,778, 2.50% - 3.50%, 5/15/20 - 2/15/45)	166,665	165,900
2/15/19 due 3/7/19 (Collateralized by U.S. Treasury Obligations valued at $170,057,840, 3.50%, 5/15/20)	166,485	165,900
2.45%, dated:
1/15/19 due 3/7/19 (Collateralized by U.S. Treasury Obligations valued at $137,276,432, 2.13% - 3.50%, 5/15/20 - 10/31/24)	134,775	134,000
1/25/19 due 3/7/19 (Collateralized by U.S. Treasury Obligations valued at $102,157,687, 2.63% - 3.50%, 5/15/20 - 11/15/20)	100,464	99,900
2.46%, dated 1/10/19 due 3/7/19 (Collateralized by U.S. Treasury Obligations valued at $173,204,654, 1.63% - 2.63%, 11/15/20 - 2/15/26)	170,062	169,000
BNP Paribas, SA at:
2.43%, dated 2/25/19 due 3/7/19 (Collateralized by U.S. Treasury Obligations valued at $84,692,812, 0.00% - 6.00%, 3/26/19 - 5/15/44)	83,068	82,900
2.44%, dated:
12/3/18 due 3/4/19 (Collateralized by U.S. Treasury Obligations valued at $215,484,280, 0.00% - 8.00%, 7/5/19 - 8/15/44)	211,295	210,000
12/4/18 due 3/5/19 (Collateralized by U.S. Treasury Obligations valued at $269,741,323, 0.00% - 6.88%, 3/28/19 - 11/15/48)	264,522	262,900
1/8/19 due 3/7/19 (Collateralized by U.S. Treasury Obligations valued at $594,633,522, 0.00% - 8.75%, 6/15/19 - 11/15/48)	579,425	577,000
1/9/19 due 3/7/19 (Collateralized by U.S. Treasury Obligations valued at $347,387,235, 0.00% - 6.88%, 3/21/19 - 2/15/46)	340,425	339,000
1/11/19 due 3/7/19 (Collateralized by U.S. Treasury Obligations valued at $346,089,167, 1.25% - 8.13%, 6/30/19 - 5/15/48)	339,443	338,000
1/14/19 due 3/7/19 (Collateralized by U.S. Treasury Obligations valued at $344,892,162, 0.00% - 8.75%, 3/21/19 - 8/15/45)	338,439	337,000
2.45%, dated 12/14/18 due 3/7/19 (Collateralized by U.S. Treasury Obligations valued at $201,993,083, 0.00% - 6.88%, 3/28/19 - 2/15/46)	198,207	197,000
2.46%, dated:
1/15/19 due 3/7/19 (Collateralized by U.S. Treasury Obligations valued at $690,725,265, 0.00% - 7.25%, 3/21/19 - 8/15/47)	676,133	672,000
1/16/19 due 3/7/19 (Collateralized by U.S. Treasury Obligations valued at $686,586,067, 0.00% - 8.75%, 3/21/19 - 8/15/45)	675,127	671,000
1/17/19 due 3/7/19 (Collateralized by U.S. Treasury Obligations valued at $1,082,467,486, 0.00% - 6.13%, 3/21/19 - 11/15/48)	1,060,482	1,054,000
1/22/19 due 3/7/19 (Collateralized by U.S. Treasury Obligations valued at $671,965,692, 0.00% - 7.13%, 3/21/19 - 2/15/48)	660,940	656,900
2/6/19 due 3/7/19 (Collateralized by U.S. Treasury Obligations valued at $340,249,948, 0.00% - 8.13%, 3/21/19 - 2/15/46)	335,116	333,000
2/7/19 due 3/7/19 (Collateralized by U.S. Treasury Obligations valued at $612,172,919, 0.00% - 8.13%, 6/15/19 - 8/15/46)	602,889	599,000
2/8/19 due 3/7/19 (Collateralized by U.S. Treasury Obligations valued at $577,131,275, 0.00% - 8.13%, 3/21/19 - 8/15/45)	568,668	565,000
2/11/19 due 3/7/19 (Collateralized by U.S. Treasury Obligations valued at $340,300,543, 0.00% - 7.13%, 3/28/19 - 2/15/46)	335,016	332,900
2.47%, dated:
1/18/19 due 3/7/19 (Collateralized by U.S. Treasury Obligations valued at $273,612,915, 0.00% - 7.13%, 3/21/19 - 11/15/48)	268,649	267,000
1/25/19 due 3/7/19 (Collateralized by U.S. Treasury Obligations valued at $850,968,131, 0.00% - 8.13%, 3/21/19 - 8/15/45)	837,195	832,000
1/28/19 due 3/7/19 (Collateralized by U.S. Treasury Obligations valued at $340,405,810, 0.00% - 7.63%, 3/21/19 - 5/15/46)	335,079	333,000
2/1/19 due 3/7/19 (Collateralized by U.S. Treasury Obligations valued at $340,421,394, 0.00% - 7.50%, 3/21/19 - 2/15/45)	333,021	331,000
2/5/19 due 3/7/19 (Collateralized by U.S. Treasury Obligations valued at $255,736,780, 1.50% - 6.88%, 7/31/20 - 2/15/46)	251,578	250,000
2/6/19 due 3/7/19 (Collateralized by U.S. Treasury Obligations valued at $343,138,912, 0.00% - 6.88%, 3/28/19 - 11/15/48)	336,108	334,000
CIBC Bank U.S.A. at:
2.42%, dated 2/8/19 due 3/7/19 (Collateralized by U.S. Treasury Obligations valued at $169,567,690, 2.13% - 3.13%, 5/15/19 - 5/15/48)	166,301	166,000
2.45%, dated 2/15/19 due 3/7/19 (Collateralized by U.S. Treasury Obligations valued at $170,904,288, 2.50% - 3.13%, 12/31/20 - 5/15/48)	166,566	165,900
2.46%, dated:
1/18/19 due 3/7/19 (Collateralized by U.S. Treasury Obligations valued at $309,074,529, 1.63% - 4.25%, 8/15/19 - 11/15/48)	302,933	301,000
2/4/19 due 3/7/19 (Collateralized by U.S. Treasury Obligations valued at $170,340,854, 1.75% - 3.63%, 8/15/19 - 2/15/47)	166,964	166,000
2.47%, dated:
2/26/19 due 3/7/19 (Collateralized by U.S. Treasury Obligations valued at $84,861,387, 1.63% - 3.00%, 9/15/21 - 2/15/47)	83,110	82,900
2/27/19 due 3/7/19 (Collateralized by U.S. Treasury Obligations valued at $168,681,493, 2.13% - 3.00%, 12/31/20 - 2/15/47)	165,475	165,000
Commerz Markets LLC at:
2.44%, dated 2/22/19 due 3/1/19 (Collateralized by U.S. Treasury Obligations valued at $496,771,638, 1.63% - 2.88%, 11/30/20 - 8/15/27)	487,031	486,800
2.51%, dated 2/28/19 due 3/7/19 (Collateralized by U.S. Treasury Obligations valued at $369,265,752, 1.50% - 2.75%, 12/31/20 - 11/15/26)	362,177	362,000
2.59%, dated 2/28/19 due 3/1/19 (Collateralized by U.S. Treasury Obligations valued at $2,019,321,230, 1.13% - 3.38%, 4/30/20 - 11/15/48)	1,978,142	1,978,000
Credit AG at 2.43%, dated 2/25/19 due 3/7/19 (Collateralized by U.S. Treasury Obligations valued at $171,406,294, 2.50% - 2.63%, 8/15/20 - 8/15/23)	168,340	168,000
Deutsche Bank AG at 2.6%, dated 2/28/19 due 3/1/19 (Collateralized by U.S. Treasury Obligations valued at $368,506,687, 0.00% - 6.88%, 4/25/19 - 5/15/46)	361,026	361,000
Deutsche Bank Securities, Inc. at:
2.41%, dated 2/22/19 due 3/1/19 (Collateralized by U.S. Treasury Obligations valued at $497,273,501, 0.00% - 7.88%, 3/14/19 - 11/15/47)	487,228	487,000
2.42%, dated 2/27/19 due 3/6/19 (Collateralized by U.S. Treasury Obligations valued at $369,495,690, 1.00% - 4.50%, 8/31/19 - 8/15/39)	362,070	361,900
2.48%, dated 2/28/19 due 3/7/19 (Collateralized by U.S. Treasury Obligations valued at $368,245,373, 0.00% - 2.63%, 3/12/19 - 3/31/25)	361,174	361,000
2.6%, dated 2/28/19 due 3/1/19 (Collateralized by U.S. Treasury Obligations valued at $362,126,184, 0.00% - 2.88%, 3/12/19 - 11/30/25)	355,026	355,000
DNB Bank ASA at 2.46%, dated 2/28/19 due 3/7/19 (Collateralized by U.S. Treasury Obligations valued at $783,414,222, 2.00% - 2.50%, 8/15/23 - 8/15/25)	768,367	768,000
HSBC Securities, Inc. at:
2.45%, dated 2/28/19 due 3/7/19 (Collateralized by U.S. Treasury Obligations valued at $463,111,552, 1.44% - 2.75%, 1/31/20 - 2/29/24)	454,216	454,000
2.58%, dated 2/28/19 due 3/1/19 (Collateralized by U.S. Treasury Obligations valued at $421,339,678, 2.38%, 2/29/24)	413,030	413,000
ING Financial Markets LLC at 2.56%, dated 2/28/19 due 3/1/19 (Collateralized by U.S. Treasury Obligations valued at $33,716,823, 1.38%, 1/15/20)	33,002	33,000
J.P. Morgan Securities, LLC at 2.65%, dated 2/28/19 due 3/1/19:
(Collateralized by U.S. Treasury Obligations valued at $68,345,066, 0.00% - 5.25%, 3/28/19 - 2/15/29)	67,005	67,000
(Collateralized by U.S. Treasury Obligations valued at $44,883,349, 0.00% - 2.75%, 5/31/19 - 8/15/42)	44,003	44,000
(Collateralized by U.S. Treasury Obligations valued at $125,469,246, 1.00% - 2.25%, 11/30/19 - 10/31/23)	123,009	123,000
Lloyds Bank PLC at:
2.46%, dated 1/16/19 due 3/18/19 (Collateralized by U.S. Treasury Obligations valued at $156,514,223, 8.00%, 11/15/21)	153,638	153,000
2.49%, dated 1/24/19 due 4/24/19 (Collateralized by U.S. Treasury Obligations valued at $256,583,567, 1.00%, 11/30/19)	252,562	251,000
Mizuho Securities U.S.A., Inc. at 2.57%, dated 2/28/19 due 3/1/19 (Collateralized by U.S. Treasury Obligations valued at $1,718,550,597, 2.50%, 12/31/20 - 1/15/22)	1,685,120	1,685,000
Morgan Stanley & Co., LLC at 2.58%, dated 2/28/19 due 3/1/19 (Collateralized by U.S. Treasury Obligations valued at $535,538,395, 0.00% - 2.75%, 3/21/19 - 7/31/23)	525,038	525,000
MUFG Securities (Canada), Ltd. at:
2.41%, dated 2/22/19 due 3/1/19 (Collateralized by U.S. Treasury Obligations valued at $446,969,357, 1.13% - 2.88%, 6/30/20 - 5/15/28)	438,205	438,000
2.42%, dated:
2/26/19 due 3/5/19 (Collateralized by U.S. Treasury Obligations valued at $184,657,312, 1.13% - 2.88%, 1/31/21 - 8/15/26)	181,085	181,000
2/27/19 due 3/6/19 (Collateralized by U.S. Treasury Obligations valued at $128,537,988, 1.13% - 2.88%, 11/30/20 - 8/15/26)	126,059	126,000
2.46%, dated 2/6/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $174,694,135, 1.13% - 3.13%, 5/15/19 - 8/15/26)	171,678	171,000
2.57%, dated 2/28/19 due 3/1/19 (Collateralized by U.S. Treasury Obligations valued at $1,158,802,724, 1.13% - 2.88%, 4/30/20 - 5/15/28)	1,136,081	1,136,000
MUFG Securities EMEA PLC at:
2.41%, dated:
2/27/19 due 3/7/19 (Collateralized by U.S. Treasury Obligations valued at $126,445,964, 2.13% - 2.75%, 8/31/20 - 12/31/25)	124,066	124,000
2/28/19 due 3/7/19:
(Collateralized by U.S. Treasury Obligations valued at $80,561,008, 1.38% - 2.50%, 5/31/20 - 8/31/24)	79,042	79,000
(Collateralized by U.S. Treasury Obligations valued at $151,852,126, 1.88% - 2.75%, 1/31/22 - 5/15/27)	148,980	148,900
2.42%, dated:
2/13/19 due 3/7/19 (Collateralized by U.S. Treasury Obligations valued at $65,327,096, 1.63% - 2.75%, 8/31/20 - 2/15/28)	64,095	64,000
2/14/19 due 3/5/19 (Collateralized by U.S. Treasury Obligations valued at $77,620,167, 1.38% - 3.00%, 5/31/20 - 5/15/45)	76,097	76,000
2/15/19 due 3/5/19 (Collateralized by U.S. Treasury Obligations valued at $140,733,501, 2.25% - 2.75%, 1/31/24 - 4/30/25)	138,067	137,900
2.43%, dated 2/4/19 due 3/5/19 (Collateralized by U.S. Treasury Obligations valued at $40,851,894, 1.63% - 2.75%, 9/30/20 - 2/28/25)	40,078	40,000
2.44%, dated:
2/19/19 due 3/7/19 (Collateralized by U.S. Treasury Obligations valued at $74,487,917, 1.63% - 2.25%, 11/15/22 - 12/31/23)	73,208	73,000
2/28/19 due 3/7/19 (Collateralized by U.S. Treasury Obligations valued at $25,495,959, 1.50% - 2.75%, 2/28/25 - 8/15/26)	25,071	25,000
3/1/19 due 3/7/19:(g)	165,470	165,000
3/1/19 due 3/7/19:(g)	49,060	49,000
2.45%, dated 3/1/19 due 3/7/19(g)	206,589	206,000
2.6%, dated 2/28/19 due 3/1/19 (Collateralized by U.S. Treasury Obligations valued at $140,803,101, 2.88%, 8/15/28)	138,010	138,000
Natixis SA at:
2.44%, dated:
1/14/19 due 3/7/19 (Collateralized by U.S. Treasury Obligations valued at $861,618,461, 0.00% - 7.63%, 8/29/19 - 2/15/48)	845,367	842,000
2/4/19 due 3/6/19 (Collateralized by U.S. Treasury Obligations valued at $353,723,139, 0.00% - 8.75%, 8/29/19 - 2/15/48)	346,704	346,000
2.45%, dated:
2/25/19 due 3/7/19 (Collateralized by U.S. Treasury Obligations valued at $168,372,121, 0.00% - 3.88%, 8/29/19 - 5/15/47)	165,663	165,000
2/28/19 due 3/7/19 (Collateralized by U.S. Treasury Obligations valued at $168,496,742, 0.00% - 6.63%, 6/30/19 - 11/15/48)	165,674	165,000
2.46%, dated 2/19/19 due 3/7/19 (Collateralized by U.S. Treasury Obligations valued at $168,450,783, 0.00% - 6.63%, 3/15/19 - 11/15/48)	165,699	165,000
Nomura Securities International, Inc. at:
2.4%, dated 2/22/19 due 3/1/19 (Collateralized by U.S. Treasury Obligations valued at $2,732,088,359, 0.00% - 8.75%, 3/7/19 - 5/15/47)	2,676,248	2,675,000
2.57%, dated 2/28/19 due 3/1/19 (Collateralized by U.S. Treasury Obligations valued at $53,043,808, 2.13% - 4.75%, 9/30/24 - 2/15/37)	52,004	52,000
Norinchukin Bank at:
2.54%, dated:
12/4/18 due 3/4/19 (Collateralized by U.S. Treasury Obligations valued at $168,297,261, 2.00%, 11/15/26)	165,041	164,000
12/17/18 due 3/19/19 (Collateralized by U.S. Treasury Obligations valued at $84,073,549, 1.50%, 8/15/26)	82,532	82,000
2/14/19 due 5/17/19 (Collateralized by U.S. Treasury Obligations valued at $89,852,102, 1.50%, 8/15/26)	88,571	88,000
2/19/19 due 5/20/19(Collateralized by U.S. Treasury Obligations valued at $186,779,662, 3.63%, 2/15/20)	184,162	183,000
2/28/19 due 6/4/19 (Collateralized by U.S. Treasury Obligations valued at $234,600,960, 3.63%, 2/15/20)	231,558	230,000
2.55%, dated:
12/18/18 due 3/18/19 (Collateralized by U.S. Treasury Obligations valued at $85,096,015, 1.50%, 8/15/26)	83,529	83,000
12/21/18 due 3/22/19 (Collateralized by U.S. Treasury Obligations valued at $170,149,960, 2.00%, 11/15/26)	167,070	166,000
1/18/19 due 4/16/19 (Collateralized by U.S. Treasury Obligations valued at $136,057,392, 1.50%, 8/15/26)	133,829	133,000
1/23/19 due 4/17/19 (Collateralized by U.S. Treasury Obligations valued at $170,774,394, 2.00% - 3.63%, 2/15/20 - 11/15/26)	167,994	167,000
RBC Dominion Securities at 2.44%, dated:
2/14/19 due 3/7/19 (Collateralized by U.S. Treasury Obligations valued at $340,448,007, 1.13% - 3.75%, 11/30/19 - 8/15/47)	333,250	331,900
2/15/19 due 3/7/19:
(Collateralized by U.S. Treasury Obligations valued at $50,028,014, 0.00% - 3.75%, 7/18/19 - 5/15/47)	49,173	49,000
(Collateralized by U.S. Treasury Obligations valued at $102,097,998, 0.00% - 6.13%, 4/4/19 - 8/15/47)	100,359	100,000
(Collateralized by U.S. Treasury Obligations valued at $119,455,037, 0.00% - 6.13%, 3/7/19 - 8/15/47)	117,444	117,000
(Collateralized by U.S. Treasury Obligations valued at $169,488,609, 0.00% - 3.75%, 3/7/19 - 5/15/48)	166,754	166,000
(Collateralized by U.S. Treasury Obligations valued at $119,354,929, 2.00% - 3.75%, 3/15/21 - 5/15/48)	117,391	116,900
2/19/19 due 3/7/19 (Collateralized by U.S. Treasury Obligations valued at $168,440,170, 0.00% - 3.75%, 4/25/19 - 5/15/46)	165,649	165,000
2/21/19 due 3/7/19 (Collateralized by U.S. Treasury Obligations valued at $170,087,086, 0.00% - 3.75%, 4/25/19 - 5/15/48)	166,596	166,000
2/27/19 due 3/7/19 (Collateralized by U.S. Treasury Obligations valued at $253,073,771, 0.00% - 3.38%, 4/16/19 - 11/15/48)	248,841	247,900
2/28/19 due 3/7/19 (Collateralized by U.S. Treasury Obligations valued at $337,120,193, 0.00% - 4.25%, 4/25/19 - 5/15/47)	330,872	330,000
RBC Financial Group at:
2.44%, dated 2/11/19 due 3/7/19 (Collateralized by U.S. Treasury Obligations valued at $169,526,633, 2.00% - 4.75%, 3/31/21 - 8/15/39)	166,675	166,000
2.45%, dated 2/15/19 due 3/7/19 (Collateralized by U.S. Treasury Obligations valued at $169,481,403, 2.13% - 4.75%, 4/30/23 - 8/15/39)	166,678	166,000
2.46%, dated 1/22/19 due 3/7/19 (Collateralized by U.S. Treasury Obligations valued at $89,890,927, 2.25% - 7.63%, 3/31/21 - 2/15/45)	88,441	87,900
RBS Securities, Inc. at:
2.42%, dated 2/26/19 due 3/5/19 (Collateralized by U.S. Treasury Obligations valued at $369,314,563, 2.00% - 2.75%, 11/15/20 - 2/15/24)	362,170	362,000
2.48%, dated 2/28/19 due 3/7/19 (Collateralized by U.S. Treasury Obligations valued at $738,342,699, 1.13% - 3.00%, 10/31/19 - 11/15/45)	721,348	721,000
SMBC Nikko Securities America, Inc. at 2.59%, dated 2/28/19 (Collateralized by U.S. Treasury Obligations valued at $285,355,660, 2.50% - 2.63%, 2/28/23 - 5/15/24)	280,020	280,000
Societe Generale at:
2.47%, dated:
1/10/19 due:
3/11/19 (Collateralized by U.S. Treasury Obligations valued at $172,025,059, 0.00% - 8.13%, 3/14/19 - 2/15/48)	167,687	167,000
3/20/19 (Collateralized by U.S. Treasury Obligations valued at $172,107,464, 0.00% - 8.13%, 3/14/19 - 5/15/48)	167,791	167,000
1/11/19 due 3/12/19 (Collateralized by U.S. Treasury Obligations valued at $554,690,534, 0.00% - 8.13%, 3/14/19 - 8/15/46)	542,223	540,000
2.48%, dated 1/7/19 due 3/8/19 (Collateralized by U.S. Treasury Obligations valued at $344,283,880, 0.00% - 7.88%, 3/14/19 - 5/15/48)	336,385	335,000
2.49%, dated 1/8/19 due 3/20/19 (Collateralized by U.S. Treasury Obligations valued at $345,792,249, 0.00% - 7.63%, 3/14/19 - 8/15/48)	337,650	336,000
2.52%, dated 1/3/19 due 3/20/19 (Collateralized by U.S. Treasury Obligations valued at $343,246,453, 0.00% - 7.63%, 3/14/19 - 2/15/48	335,777	334,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $36,922,900)		36,922,900
TOTAL INVESTMENT IN SECURITIES - 101.3%
(Cost $143,771,350)		143,771,350
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(1,804,541)
NET ASSETS - 100%		$141,966,809

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Security or a portion of the security was sold in a reverse repurchase transaction and pledged for the benefit of the counterparty, J.P. Morgan Securities, LLC, as collateral to secure the future obligations of the Fund to repurchase the securities at an agreed-upon date and price within 7 days of period end. At period end, the value of securities pledged by the Fund for reverse repurchase transactions was $189,720,000 and the principal amount of obligations of the Fund with respect to reverse repurchase transactions was $190,000,000.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (f) Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of U.S. Government Obligations as collateral on settlement date.

 (g) Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of U.S. Treasury Obligations as collateral on settlement date.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value(000s)
$11,537,818,000 due 3/01/19 at 2.60%
BNP Paribas, S.A.	$356,743
BNY Mellon Capital Markets LLC	546,469
Bank of America NA	1,242,570
Citibank NA	513,368
Credit Agricole CIB New York Branch	1,006,323
HSBC Securities (USA), Inc.	387,483
ING Financial Markets LLC	66,472
J.P. Morgan Securities, Inc.	3,030,103
Merrill Lynch, Pierce, Fenner & Smith, Inc.	278,988
Mizuho Securities USA, Inc.	571,954
RBC Dominion Securities, Inc.	1,169
Societe Generale (PARIS)	464,698
Sumitomo Mitsu Bk Corp Ny (DI)	1,346,531
Wells Fargo Securities LLC	1,724,947
$11,537,818

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Phillips Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Phillips Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	April 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	April 26, 2019

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	April 26, 2019